TRANSACTIONS - Sale of Royalty Assets - Narratives (Details)	May 15, 2025 CAD ($) director $ / shares shares	Feb. 14, 2025 shares
TRANSACTIONS
Common shares received	$ 2,800,000
Common shares received (in shares) | shares	8,000,000	12,500,000
Per share value | $ / shares	$ 0.35
Net assets sold	$ 1,936,944
Royalty assets of Laguna Salada NSR, Huemul NSR and Huemul Buy-back Option	$ 863,056
Number of directors that can be nominated | director	1